UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

International ETFs

	AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.3%
	Angola: 1.0%
	23,600		Acergy S.A. #		$ 296,759

	Australia: 1.2%
	60,285		Paladin Energy Ltd.* #		238,198
	24,160		Riversdale Mining Ltd. * #		115,004
					353,202

	Canada: 4.0%
	75,307		Equinox Minerals Ltd. *		242,767
	9,987		First Quantum Minerals Ltd.		651,346
	26,163		Red Back Mining, Inc. *		293,246
					1,187,359
	Egypt: 18.9%
	98,649		Commercial International Bank #		1,026,262
	88,827		Egyptian Financial Group-Hermes Holding #		482,622
	187,566		Egyptian Kuwaiti Holding Co. #		448,359
	10,434		MobiNil-Egyptian Mobile Services #		413,380
	32,139		Orascom Construction Industries #		1,371,364
	166,556		Orascom Telecom Holding SAE #		1,056,892
	323,176		Talaat Moustafa Group * #		377,487
	127,727		Telecom Egypt #		411,104
					5,587,470
	Kenya: 0.9%
	1,385,250		Equity Bank Ltd. #		259,812

	Kuwait: 5.0%
	323,000		Mobile Telecommunications Co. K.S.C.		1,465,364

	Morocco: 13.4%
	28,318		Attijariwafa Bank #		983,258
	23,946		Banque Marocaine du Commerce Exterieur #		733,611
	40,568		Douja Promotion Groupe Addoha S.A. #		631,950
	62,487		Maroc Telecom #		1,125,184
	2,851		ONA S.A. (Omnium Nord Africain) #		477,472
					3,951,475

	Nigeria: 17.3%
	5,053,048		Afribank Nigeria PLC *		110,604
	10,835,433		Fidelity Bank Nigeria #		137,864
	10,851,580		First Bank of Nigeria PLC #		1,051,066
	7,065,532		Guaranty Trust Bank PLC #		631,228
	7,034,749		Intercontinental Bank PLC * #		178,215
	2,829,236		Nigerian Breweries PLC #		1,037,496
	6,350,356		PlatinumHabib Bank PLC		148,323
	5,054,135		Union Bank Nigeria PLC		241,155
	7,280,634		United Bank for Africa PLC #		681,859
	9,396,612		Zenith Bank Ltd. #		876,561
					5,094,371

	South Africa: 28.8%
	31,317		ABSA Group Ltd. #		497,714
	3,277		Anglo Platinum Ltd. * #		289,816
	18,676		AngloGold Ashanti Ltd. #		750,819
	53,191		Aquarius Platinum Ltd. (GBP) * #		236,196
	9,322		ArcelorMittal South Africa Ltd. #		148,395
	16,378		Bidvest Group Ltd. #		257,058
	126,468		FirstRand Ltd. #		276,920
	34,546		Gold Fields Ltd. #		468,689
	18,168		Harmony Gold Mining Co. Ltd. #		195,209
	31,166		Impala Platinum Holdings Ltd. #		723,503
	56,021		MTN Group Ltd. #		906,009
	14,445		Naspers Ltd. #		490,200
	22,277		Remgro Ltd. #		260,949
	92,940		Sanlam Ltd. #		251,786
	22,823		Sasol Ltd. #		857,197
	59,020		Standard Bank Group Ltd. #		759,521
					7,369,981
	United Kingdom: 8.8%
	711,089		Old Mutual PLC #		1,140,499
	10,643		Randgold Resources Ltd. (ADR) †		743,734
	103,137		Tullow Oil PLC #		1,867,472
					3,751,705

	Total Common Stocks
	(Cost: $28,481,249)				29,317,498

MONEY MARKET FUND: 0.9%
	(Cost: $256,052)
			Dreyfus Government
	256,052		Cash Management Fund		256,052

Total Investments Before Collateral
	for Securities Loaned: 100.2%
	(Cost: $28,737,301)				29,573,550

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 0.3%
			Dreyfus Government
	86,001		Cash Management Fund		86,001

	Total Investments: 100.5%
	(Cost: $28,823,302)				29,659,551
Liabilities in excess of other assets: (0.5)%					(148,809)
	NET ASSETS: 100.0%				$29,510,742

ADR	American Depositary Receipt
GBP	British Pound
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $83,856.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $25,420,959, which represents 86.1% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $28,867,349 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$3,101,116
Gross Unrealized Depreciation					(2,308,914)
	Net Unrealized Appreciation				$792,202

				% of
Summary of Investments by Sector				Investments	Value
	Base/Industrial Metals			5.6%	$ 1,664,665
	Communications			11.3	3,346,740
	Consumer Goods			0.9	257,058
	Consumer Non-Durables			3.5	1,037,496
Energy				11.9	3,523,025
Finance				33.7	9,971,166
	Precious Metals			9.9	2,930,660
	Real Estate			15.4	4,555,495
	Technology			6.9	2,031,193
	Money Market Fund			0.9	256,052
				100.0%	$ 29,573,550

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
Angola		$ -	$ 296,759	$ -	$ 296,759
Australia		-	353,202	-	353,202
Canada		1,187,359	-	-	1,187,359
Egypt		-	5,587,470	-	5,587,470
Kenya		-	259,812	-	259,812
Kuwait		1,465,364	-	-	1,465,364
Morocco		-	3,951,475	-	3,951,475
Nigeria		500,082	4,594,289	-	5,094,371
	South Africa	-	7,369,981	-	7,369,981
	United Kingdom	743,734	3,007,971	-	3,751,705

	Money Market Fund:
	United States	342,053	-	-	342,053
Total		$ 4,238,592	$ 25,420,959	$ -	$ 29,659,551

The following table reconciles the valuation of Africa Index ETF's Level 3 investment securities and related transations during the period ended September 30, 2009:

	Balance as of 6/30/09				$ -
	Realized gain (loss)				-
Change in unrealized appreciation (depreciation)					22,666
	Net purchases (sales)				-
	Transfers into level 3				355,223
	Transfers out of level 3				(377,889)
	Balance as of 9/30/09				$ -

See Note to Schedules of Investments

BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 78.6%
	Basic Materials: 5.4%
	543,969		Jaguar Mining, Inc. (CAD) *		$4,855,328
	2,162,677		Mirabela Nickel Ltd. (AUD) *		5,298,597
	882,450		MMX Mineracao e Metalicos S.A. *		5,463,305
					15,617,230

	Communications: 8.3%
	356,700		Cia Global Do Varejo		9,976,628
	617,450		Global Village Telecom Holding S.A. *		14,063,831
					24,040,459

	Consumer, Cyclical: 18.9%
	1,211,950		Brookfield Incorporacoes S.A.		5,203,984
	221,500		Dufry South America Ltd. (BDR)		3,723,577
	757,650		Gafisa S.A.		11,397,070
	542,050		Grendene S.A.		2,540,479
	156,050		Iochpe Maxion S.A.		2,060,112
	848,450		Lojas Renner S.A.		14,686,910
	704,900		MRV Engenharia e Participacoes S.A.		13,590,770
	179,400		Positivo Informatica S.A.		1,680,616
					54,883,518

	Consumer, Non-cyclical: 12.5%
	348,200		Acucar Guarani S.A. *		1,141,383
	908,550		Amil Participacoes S.A.		4,972,139
	693,143		Cosan Ltd. (Class A) (USD) *		5,475,830
	247,850		Diagnosticos da America S.A. *		6,399,360
	152,500		Estacio Participacoes S.A.		1,746,183
	703,400		Localiza Rent a Car S.A.		7,007,942
	511,700		Marfrig Alimentos S.A. *		4,853,912
	119,300		Obrascon Huarte Lain Brasil S.A.		1,712,226
	337,650		SLC Agricola S.A.		2,882,609
					36,191,584

	Energy: 1.0%
	211,000		Lupatech S.A. *		3,061,490

	Financial: 16.2%
	676,150		Agra Empreendimentos Imobiliarios S.A.		1,946,929
	928,400		BR Malls Participacoes S.A. *		10,901,509
	655,300		Construtora Tenda S.A. *		1,953,100
	522,700		EZ TEC Empreendimentos e Participacoes S.A.		2,191,608
	594,100		GP Investments Ltd. *		3,241,273
	555,700		JHSF Participacoes S.A.		1,222,690
	129,150		Odontoprev S.A.		2,595,903
	1,227,600		PDG Realty S.A. Empreendimentos e Participacoes		10,135,831
	728,250		Porto Seguro S.A.		7,365,887
	670,650		Rossi Residencial S.A.		5,364,146
					46,918,876

	Industrial: 9.1%
	3,073,900		LLX Logistica S.A. *		11,283,849
	439,450		Login Logistica Intermodal S.A.		2,207,610
	922,850		Magnesita Refratarios S.A. *		5,930,979
	67,365		Magnesita Refratarios S.A. (Additional Share Issue) *		429,161
	302,850		Multiplan Empreendimentos Imobiliarios S.A.		4,708,658
	294,400		Satipel Industrial S.A.		1,817,692
					26,377,949

	Technology: 2.8%
	165,900		Totvs S.A.		8,101,313

	Utilities: 4.4%
	377,350		Cia de Saneamento de Minas Gerais-COPA S.A.		6,330,822
	328,850		Equatorial Energia S.A.		3,237,556
	282,400		MPX Energia S.A.		3,138,482
					12,706,860

	Total Common Stocks
	(Cost: $196,480,410)				227,899,279

	PREFERRED STOCKS: 21.1%
	Basic Materials: 2.8%
	244,500		Cia de Ferro Ligas da Bahia		1,779,953
	2,670,250		Klabin S.A.		6,369,871
					8,149,824

	Consumer, Cyclical: 5.3%
	457,200		Gol Linhas Aereas Inteligentes S.A. *		4,683,374
	532,900		Randon Participacoes S.A.		3,963,249
	527,250		Tam S.A. *		6,809,622
					15,456,245

	Consumer, Non-cyclical: 1.7%
	438,700		Anhanguera Educacional Participacoes S.A. *		4,964,185

	Financial: 5.5%
	1,213,500		Banco do Estado do Rio Grande do Sul S.A. (Class A)		7,424,310
	483,650		Banco Industrial e Comercial S.A.		3,149,046
	355,750		Banco Panamericano S.A.		1,397,760
	181,650		Sul America S.A.		3,874,439
					15,845,555

	Industrial: 3.7%
	1,162,500		Confab Industrial S.A.		3,582,244
	454,350		Duratex S.A.		7,166,162
					10,748,406

	Utilities: 2.1%
	71,100		Centrais Eletricas de Santa Catarina S.A.		1,371,636
	209,200		Terna Participacoes S.A.		4,667,546
					6,039,182

	Total Preferred Stocks
	(Cost: $53,298,203)				61,203,397

	MONEY MARKET FUND: 1.7%
	(Cost: $4,844,813)
			Dreyfus Government
	4,844,813		Cash Management Fund		4,844,813
	Total Investments: 101.4%
	(Cost: $254,623,426)				293,947,489
Liabilities in excess of other assets: (1.4)%					(4,027,107)
	NET ASSETS: 100.0%				$289,920,382

AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing

The aggregate cost of investments owned for Federal income tax purposes is $254,623,426 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation				$40,437,068
	Gross Unrealized Depreciation				(1,113,005)
	Net Unrealized Appreciation				$39,324,063

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Total Investments*	$ 293,947,489	$ -	$ -	$293,947,489

* See Schedule of Investments for security type and industry sector breakouts

See Note to Schedules of Investments

	GULF STATES ETF
	SCHEDULE OF INVESTMENTS
	September 30, 2009 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 99.5%
	Bahrain: 1.3%
	105,181		Al-Salam Bank B.S.C #		$31,799
	70,487		Gulf Finance House E.C.		40,883
	191,145		Ithmaar Bank B.S.C. *		44,919
					117,601

Iraq: 3.4%
	129,400		DNO International ASA (NOK) * #		90,886
	28,361		Heritage Oil PLC (GBP) * #		223,857
					314,743

	Kuwait: 47.6%
	90,000		Boubyan Bank K.S.C. * #		174,929
	60,000		Boubyan Petrochemicals Co.		95,271
	70,000		Burgan Bank S.A.K. * #		90,218
	95,000		Commercial Bank of Kuwait		331,530
	65,000		Investment Dar Co. K.S.C. * (a) #		14,386
	169,180		Kuwait Finance House		779,332
	72,500		Kuwait Investment Projects Co. Holdings #		115,800
	200,000		Mobile Telecommunications Co. K.S.C.		907,347
	207,750		National Bank of Kuwait S.A.K. #		926,310
	180,000		National Industries Group (Holdings) S.A.K. * #		288,054
	55,000		National Investments Co. K.S.C.C. * #		115,014
	75,000		National Real Estate Co. S.A.K. * #		84,828
	95,000		Public Warehousing Co. K.S.C. *		417,728
					4,340,747

	Oman: 4.0%
	79,445		Bank Muscat S.A.O.G. #		186,777
	33,867		Oman Telecommunications Co. #		122,957
	29,723		Renaissance Services S.A.O.G. #		51,538
					361,272

	Qatar: 17.7%
	9,878		Barwa Real Estate Co. Q.S.C. * #		95,039
	8,148		Commercial Bank of Qatar #		177,780
	55,312		Masraf Al Rayan Q.S.C. #		190,218
	3,763		Qatar Electricity & Water Co. Q.S.C. #		104,382
	21,073		Qatar Gas Transport Co. Ltd. (Nakilat) * #		148,423
	7,780		Qatar Islamic Bank S.A.Q. #		191,162
	11,331		Qatar National Bank S.A.Q. #		466,456
	5,962		Qatar Telecom (QTel) Q.S.C. #		244,570
					1,618,030

	United Arab Emirates - Abu Dhabi: 12.1%
	181,002		Abu Dhabi Commercial Bank #		120,983
	155,212		Aldar Properties PJSC #		251,383
	435,896		Dana Gas PJSC * #		140,431
	31,045		First Gulf Bank PJSC #		139,649
	81,819		National Bank of Abu Dhabi PJSC #		304,442
	124,180		Union National Bank of Abu Dhabi #		146,214
					1,103,102

	United Arab Emirates - Dubai: 13.4%
	344,195		Air Arabia PJSC #		106,212
	88,212		Arabtec Holding Co. * #		79,930
	574,692		DP World Ltd. #		320,541
	240,835		Dubai Financial Market PJSC #		154,347
	81,681		Dubai Islamic Bank PJSC #		69,736
	449,638		Emaar Properties PJSC * #		491,554
					1,222,320
	Total Common Stocks
	(Cost: $10,303,818)				9,077,815

	Principal
	Amount
	CONVERTIBLE BOND (Oman): 0.0%
	(Cost: $4,372)
	1,683		Bank Muscat S.A.O.G. 7.00%, 3/20/14 * #		4,122

	Total Investments: 99.5%
	(Cost: $10,308,190)				9,081,937
	Assets in excess of other liabilities: 0.5%				46,340
	NET ASSETS: 100.0%				$9,128,277

GBP	British Pound
NOK	Norwegian Krone
*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $6,464,927, which represents 70.8% of net assets.

(a)	Illiquid security

The aggregate cost of investments owned for Federal income tax purposes is $10,345,592 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation				$ 369,741
	Gross Unrealized Depreciation				(1,633,396)
	Net Unrealized Depreciation				$(1,263,655)

				% of
	Summary of Investments by Sector			Investments	Value
	Capital Goods			16.7%	$ 1,519,901
Chemicals				1.1	95,271
Energy				7.2	655,135
Finance				53.0	4,817,006
	Real Estate			14.8	1,340,532
	Technology			1.4	122,957
	Transportation			4.7	426,753
Utilities				1.1	104,382
				100.0%	$ 9,081,937

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
Bahrain		$ 85,802	$ 31,799	$ -	$ 117,601
Kuwait		2,531,208	1,795,153	14,386	4,340,747
Oman		-	361,272	-	361,272
Qatar		-	1,618,030	-	1,618,030
Iraq		-	314,743	-	314,743
	United Arab Emirates Abu Dhabi	-	1,103,102	-	1,103,102
	United Arab Emirates Dubai	-	1,222,320	-	1,222,320

	Convertible Bond:
Oman		-	4,122	-	4,122
Total		$ 2,617,010	$ 6,450,541	$ 14,386	$ 9,081,937

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
					Value
	Balance as of 6/30/09				$ -
	Realized gain (loss)				-
	Change in unrealized appreciation (depreciation)				(637)
	Net purchases (sales)				-
	Transfers in and/or out of Level 3				15,023
	Balance as of 9/30/09				$14,386

See Note to Schedules of Investments

	INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 99.9%
	Basic Materials: 11.5%
	12,155,000		Aneka Tambang Tbk PT #		$3,059,983
	267,498,500		Bakrie and Brothers Tbk PT * #		3,607,963
	9,418,500		Indah Kiat Pulp and Paper Corp. Tbk PT * #		1,760,973
	2,925,500		Indocement Tunggal Prakarsa Tbk PT #		3,192,185
	6,913,500		International Nickel Indonesia Tbk PT * #		2,947,919
					14,569,023

	Communications: 9.9%
	4,097,500		Indosat Tbk PT (ADR) #		2,296,147
	285,457		Telekomunikasi Indonesia Tbk PT (ADR)		10,190,815
					12,486,962

	Consumer, cyclical: 8.2%
	3,018,000		Astra International Tbk PT #		10,351,304

	Consumer, Non-cyclical: 13.7%
	1,164,500		Astra Agro Lestari Tbk PT #		2,519,344
	1,953,000		Gudang Garam Tbk PT #		3,002,168
	15,969,000		Indofood Sukses Makmur Tbk PT #		4,974,243
	16,075,000		Kalbe Farma Tbk PT #		2,200,471
	4,167,000		Unilever Indonesia Tbk PT #		4,611,282
					17,307,508

	Energy: 18.3%
	39,147,000		Adaro Energy Tbk PT #		5,760,914
	26,485,000		Bumi Resources Tbk PT #		8,732,623
	1,080,500		Indo Tambangraya Megah PT #		2,691,147
	5,982,500		Medco Energi Internasional Tbk PT #		1,785,392
	2,935,000		Tambang Batubara Bukit Asam Tbk PT #		4,254,189
					23,224,265

	Financial: 25.8%
	17,506,500		Bank Central Asia Tbk PT #		8,335,395
	9,804,372		Bank Danamon Indonesia Tbk PT #		4,987,677
	13,169,000		Bank Mandiri PT #		6,363,056
	13,936,500		Bank Negara Indonesia Persero Tbk PT #		3,043,889
	9,471,000		Bank Rakyat Indonesia PT #		7,303,362
	37,005,000		Lippo Karawaci Tbk PT * #		2,557,475
					32,590,854

	Industrial: 7.2%
	5,012,000		Semen Gresik Persero Tbk PT #		3,247,936
	3,686,500		United Tractors Tbk PT #		5,922,840
					9,170,776

	Utilities: 5.3%
	17,958,500		Perusahaan Gas Negara PT #		6,741,213

	Total Common Stocks
	(Cost: $107,124,286)				126,441,905

	MONEY MARKET FUND: 1.8%
	(Cost: $2,185,372)
			Dreyfus Government
	2,185,372		Cash Management Fund		2,185,372

	Total Investments: 101.7%
	(Cost: $109,309,658)				128,627,277
Liabilities in excess of other assets: (1.7)%					(2,109,002)
	NET ASSETS: 100.0%				$126,518,275

ADR	American Depositary Receipt
*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $116,251,090 which represents 91.9% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $109,309,658 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation				$19,342,224
	Gross Unrealized Depreciation				(24,605)
	Net Unrealized Appreciation				$19,317,619

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Basic Materials	$ -	$ 14,569,023	$ -	$14,569,023
	Communications	10,190,815	2,296,147	-	12,486,962
	Consumer, Cyclical	-	10,351,304	-	10,351,304
	Consumer, Non-cyclical	-	17,307,508	-	17,307,508
Energy		-	23,224,265	-	23,224,265
	Financial	-	32,590,854	-	32,590,854
	Industrial	-	9,170,776	-	9,170,776
Utilities		-	6,741,213	-	6,741,213

	Money Market Fund:
	United States	2,185,372	-	-	2,185,372
Total		$12,376,187	$116,251,090	$ -	$128,627,277

See Note to Schedules of Investments

	RUSSIA ETF
	SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares					Value
	COMMON STOCKS: 99.3%
	Basic Materials: 21.7%
	1,030,870		Evraz Group S.A. (GDR) † # R			$26,971,616
	3,649,471		JSC MMC Norilsk Nickel (ADR) * #			45,436,647
	2,023,679		Magnitogorsk Iron & Steel Works (GDR) * # R			18,885,640
	980,030		Mechel OAO (ADR)			17,620,939
	1,410,979		Novolipetsk Steel (GDR) * #			35,974,831
	741,609		Polymetal (GDR) * # R			5,874,675
	897,595		Polyus Gold Co. (ADR) #			20,550,019
	2,372,452		Severstal (GDR) † # R			18,370,444
	1,000,289		Uralkali (GDR) † # R			18,967,217
						208,652,028

	Communications: 12.7%
	983,961		Comstar United TeleSystems (GDR) # R			5,181,294
	358,217		CTC Media, Inc. *			5,631,171
	860,738		Mobile TeleSystems OJSC (ADR)			41,547,823
	285,927		Rostelecom (ADR) †			8,394,817
	1,135,950		Sistema JSFC (GDR) * # R			16,634,297
	76,302,181		Uralsvyazinform #			1,657,283
	2,291,110		Vimpel-Communications OAO (ADR) *			42,843,757
						121,890,442

	Consumer, Cyclical: 1.2%
	883,286		Magnit OAO (GDR) † # R			12,124,371

	Consumer, Non-cyclical: 3.1%
	355,900		Pharmstandard (GDR) * # R			6,419,632
	103,577		Wimm-Bill-Dann Foods OJSC (ADR) *			7,406,791
	639,358		X5 Retail Group N.V. (GDR) * # R			15,601,641
						29,428,064

	Energy: 44.1%
	2,067,315		Gazprom Neft OAO (ADR) † #			43,263,979
	5,372,335,285		Inter RAO UES * #			4,996,272
	336,813		Intergra Group (GDR) * † # R			1,087,945
	1,344,187		LUKOIL (ADR) #			73,271,031
	714,823		Novatek OAO (GDR) # R			35,453,526
	3,204,110		OAO Gazprom (ADR) #			74,858,990
	10,471,980		Rosneft Oil Co. (GDR) * † #			79,071,429
	602,441,639		RusHydro * #			20,555,309
	8,142,879		Surgutneftegaz (ADR) † #			69,902,895
	854,895		Tatneft (ADR) † #			21,240,906
						423,702,282

	Financial: 10.8%
	37,924,542		Sberbank RF #			74,289,248
	7,915,323		VTB Bank OJSC (GDR) † # R			29,433,295
						103,722,543

	Industrial: 1.5%
	604,580		Novorossiysk Commercial Sea Port (GDR) † # R			6,638,040
	513,823		OAO TMK (GDR) # R			7,981,216
						14,619,256

	Utilities: 4.2%
	2,725,046,362		Federal Grid Co. Unified Energy System JSC * #			31,392,534
	7,410,870		Irkutsk Electric Grid Company Ltd. (a) * #			0
	93,903,355		Mosenergo OAO * #			8,555,535
						39,948,069

	Total Common Stocks
	(Cost: $1,111,442,128)					954,087,055

	MONEY MARKET FUND: 1.4%
	(Cost: $13,559,827)
			Dreyfus Government
	13,559,827		Cash Management Fund			13,559,827

	Total Investments Before Collateral
	for Securities Loaned: 100.7%
	(Cost: $1,125,001,955)					967,646,882

	SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 9.6%
			Dreyfus Government
	75,519,617		Cash Management Fund			75,519,617

			Bank of New York
	16,751,025		Institutional Cash Reserve Series A			16,751,025

			Bank of New York
	755,388		Institutional Cash Reserve Series B			126,528
	Total Collateral
	(Cost: $93,026,030)					92,397,170

	Total Investments: 110.3%
	(Cost: $1,218,027,985)					1,060,044,052
Liabilities in excess of other assets: (10.3)%						(98,882,071)
	NET ASSETS: 100.0%					$961,161,981

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $88,761,369.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $830,641,757 which represents 86.4% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid, restricted private company received as a spinoff from Irkutskenergo.

The aggregate cost of investments owned for Federal income tax purposes is $1,282,764,250 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation					$51,481,313
	Gross Unrealized Depreciation					(274,201,511)
	Net Unrealized Depreciation					$(222,720,198)

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant		Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs		of Investments
	Common Stocks:
	Basic Materials	$17,620,939	$191,031,089	$ -		$208,652,028
	Communications	98,417,568	23,472,874	-		121,890,442
	Consumer, Cyclical	-	12,124,371	-		12,124,371
	Consumer, Non-cyclical	7,406,791	22,021,273	-		29,428,064
Energy		-	423,702,282	-		423,702,282
Financial		-	103,722,543	-		103,722,543
Industrial		-	14,619,256	-		14,619,256
Utilities		-	39,948,069	-	(a)	39,948,069

	Money Market Fund:
	United States	105,956,997	-	-		105,956,997
Total		$229,402,295	$830,641,757	$ -		$1,060,044,052
(a) Includes a zero valued security which had no activity during the period

See Note to Schedules of Investments

	VIETNAM ETF
	SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 101.5%
	Basic Materials: 7.4%
	1,247,830		PetroVietnam Fertilizer & Chemical JSC #		$3,284,053

	Communications: 2.3%
	210,880		FPT Corp. #		1,016,894

	Consumer, Cyclical: 7.3%
	905,100		Kinh Bac City Development Holding Corp. * #		2,542,955
	609,100		Minor International PCL (THB) #		225,303
	310,800		Parkson Holdings BHD (MYR) #		457,345
					3,225,603

	Consumer, Non-cyclical: 4.2%
	1,873,800		Charoen Pokphand Foods PCL (THB) #		444,981
	932,000		Raffles Education Corp. Ltd. (SGD) #		335,130
	210,550		Vietnam Dairy Products JSC #		1,058,644
					1,838,755

	Energy: 16.7%
	78,591		Oil and Natural Gas Corp. Ltd. #		1,907,415
	324,060		PetroVietnam Drilling & Well Services JSC #		1,763,697
	65,769		Premier Oil PLC * (GBP) #		1,275,203
	25,733		SOCO International PLC (GBP) * #		584,104
	106,826		Talisman Energy, Inc. (USD)		1,852,363
					7,382,782

	Financial: 42.8%
	829,640		Baoviet Holdings *		1,776,421
	701,000		CapitaLand Ltd. (SGD) #		1,837,559
	549,050		HAGL JSC #		3,861,760
	925,870		JSC Bank for Foreign Trade of Vietnam *		2,776,494
	379,000		Keppel Land Ltd. (SGD) † #		731,882
	989,560		PetroVietnam Finance JSC * #		2,361,320
	48,450		Saigon Thuong Tin Commercial JSB * #		89,234
	323,000		Saigon Thuong Tin Commercial JSB Rights
			(VND 10,000, expiring 10/30/09) * #		62,462
	636,400		Saigon-Hanoi Commercial JSB #		1,100,561
	243,700		SP Setia BHD (MYR) #		283,017
	483,740		Tan Tao Investment Industry Corp. * #		1,081,732
	1,442,860		Vietnam Joint Stock Commercial Bank *		2,976,220
					18,938,662

	Industrial: 17.8%
	850,900		Gamuda BHD (MYR) #		776,546
	18,643		GS Engineering & Construction Corp. #		1,451,235
	369,580		Hoa Phat Group JSC #		1,473,473
	412,300		Petroleum Technical Services JSC #		922,405
	984,400		Vietnam Construction & Import-Export JSC #		3,237,735
					7,861,394

	Utilities: 0.7%
	853,110		Pha Lai Thermal Power JSC * #		1,309,925

	Total Common Stocks
	(Cost: $43,263,764)				44,858,068

	CLOSED END FUND: 0.7%
	(Cost: $325,096)
	188,320		VinaCapital Vietnam Opportunity Fund * #		332,087

	Total Investments Before Collateral
	for Securities Loaned: 102.2%
	(Cost: $43,588,860)				45,190,155

	SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 0.7%
	(Cost: $287,002)
			Dreyfus Government
	287,002		Cash Management Fund		287,002

	Total Investments: 102.9%
	(Cost: $43,875,862)				45,477,157
Liabilities in excess of other assets: (2.9)%					(1,262,068)
	NET ASSETS: 100.0%				$44,215,089

GBP	British Pound
MYR	Malaysian Ringgit
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $272,308.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,808,657 which represents 81.0% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $43,875,862 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation				$2,303,364
	Gross Unrealized Depreciation				(702,069)
	Net Unrealized Appreciation				$1,601,295

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Basic Materials	$ -	$3,284,053	$ -	$3,284,053
	Communications	-	1,016,894	-	1,016,894
	Consumer, Cyclical	-	3,225,603	-	3,225,603
	Consumer, Non-cyclical	-	1,838,755	-	1,838,755
Energy		1,852,363	5,530,419	-	7,382,782
Financial		7,529,135	11,409,527	-	18,938,662
Industrial		-	7,861,394	-	7,861,394
Utilities		-	1,309,925	-	1,309,925

	Closed End Fund:	-	332,087	-	332,087

	Money Market Fund:
	United States	287,002	-	-	287,002
Total		$9,668,500	$35,808,657	$ -	$45,477,157

See Note to Schedules of Investments

Specialty ETFs
	ENVIRONMENTAL SERVICES ETF
	SCHEDULE OF INVESTMENTS
	September 30, 2009 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 99.8%
	Canada: 1.9%
	93,291		Waste Services, Inc. *		$431,004

	France: 10.0%
	57,807		Veolia Environnement (ADR)		2,224,991

	United States: 87.9%
	50,129		American Ecology Corp.		937,412
	60,749		Calgon Carbon Corp. *		900,908
	157,273		Casella Waste Systems, Inc. *		462,382
	15,775		Clean Harbors, Inc. *		887,502
	53,161		Covanta Holding Corp. *		903,737
	123,889		Darling International, Inc. *		910,584
	40,938		Fuel Tech, Inc. * †		458,506
	29,661		Layne Christensen Co. *		950,635
	101,145		Metalico, Inc. * †		421,775
	46,123		Nalco Holding Co.		945,060
	286,597		Newpark Resources, Inc. *		919,976
	194,211		Perma-Fix Environmental Services, Inc. *		454,454
	534,446		Rentech, Inc. * †		865,803
	83,402		Republic Services, Inc.		2,215,991
	29,966		Shaw Group, Inc. *		961,609
	46,244		Stericycle, Inc. *		2,240,522
	35,543		Tetra Tech, Inc. *		942,956
	32,572		Waste Connections, Inc. *		940,028
	75,724		Waste Management, Inc.		2,258,090
					19,577,930
	Total Common Stocks
	(Cost: $26,729,757)				22,233,925

	MONEY MARKET FUND: 0.7%
	(Cost: $164,308)
			Dreyfus Government
	164,308		Cash Management Fund		164,308

	Total Investments Before Collateral
	for Securities Loaned: 100.5%
	(Cost: $26,894,065)				22,398,233

	SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 7.8%
			Dreyfus Government
	1,718,014		Cash Management Fund		1,718,014

			Bank of New York
	87,523		Institutional Cash Reserve Series B		14,660
	Total Collateral
	(Cost: $1,805,537)				1,732,674

	Total Investments: 108.3%
	(Cost: $28,699,602)				24,130,907
	Liabilities in excess of other assets: (8.3)%				(1,856,340)
	NET ASSETS: 100.0%				$22,274,567

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,673,992.

The aggregate cost of investments owned for Federal income tax purposes is $28,719,993 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation				$ 394,368
	Gross Unrealized Depreciation				(4,634,804)
	Net Unrealized Depreciation				$(4,240,436)

	Summary of Investments by Industry			% of
	Excluding Collateral for Securities Loaned			Investments	Value
	Alternative Waste Technologies			8.1%	$ 1,811,492
	Energy-Alternate Sources			7.9	1,769,540
	Engineering/R&D Services			6.3	1,416,063
	Environmental Consulting & Engineering			2.1	458,506
	Hazardous Waste Disposal			18.2	4,065,436
	Miscellaneous Building & Construction			4.2	950,635
	Non-Hazardous Waste Disposal			38.1	8,532,486
	Oil-Field Services			4.1	919,976
Recycling				1.9	421,775
Water				8.4	1,888,016
	Money Market Fund			0.7	164,308
				100.0%	$22,398,233

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Total Investments*	$24,130,907	$ -	$ -	$24,130,907

* See Schedule of Investments for security type and industry sector breakouts

See Note to Schedules of Investments

GAMING ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.5%
Australia: 16.2%
684,132		Aristocrat Leisure Ltd. #		$3,153,148
443,957		Consolidated Media Holdings Ltd. #		1,161,411
763,828		Crown Ltd. #		6,022,123
959,922		TABCORP Holdings Ltd. #		6,035,069
2,023,602		Tatts Group Ltd. #		4,540,312
				20,912,063

Austria: 1.6%
46,717		BWIN Interactive Entertainment A.G. * #		2,125,518

China / Hong Kong: 2.2%
1,548,240		Galaxy Entertainment Group Ltd. * † #		681,117
5,624,000		Golden Resorts Group Ltd. #		197,765
287,140		Melco PBL Entertainment Ltd. (ADR) * †		1,998,494
				2,877,376

Greece: 7.7%
179,635		Intralot S.A. #		1,243,270
334,915		OPAP S.A. #		8,648,578
				9,891,848

Italy: 2.0%
97,217		Lottomatica S.p.A. #		2,178,037
91,651		Snai S.p.A. * #		427,870
				2,605,907

Japan: 5.4%
224		Fields Corp. #		336,362
63,908		Heiwa Corp. #		705,729
16,265		Mars Engineering Corp. #		600,208
84,573		Sankyo Co. Ltd. #		5,292,612
				6,934,911

Malaysia: 11.3%
1,314,451		Berjaya Sports Toto BHD #		1,680,714
3,554,138		Genting BHD #		7,023,329
5,332,598		Resorts World BHD #		4,209,808
394,327		Tanjong PLC #		1,704,755
				14,618,606

New Zealand: 1.7%
914,056		Sky City Entertainment Group Ltd. #		2,143,339

South Africa: 1.8%
268,470		Gold Reef Resorts Ltd. #		654,051
144,277		Sun International Ltd. * #		1,673,863
				2,327,914

South Korea: 2.5%
217,116		Kangwon Land, Inc. #		3,199,319

Sweden: 1.3%
46,786		Betsson A.B. * #		732,341
34,789		Unibet Group PLC #		960,673
				1,693,014

United Kingdom: 10.2%
208,130		888 Holdings PLC #		306,068
571,269		IG Group Holdings PLC #		3,050,746
956,015		Ladbrokes PLC #		2,870,530
278,495		PartyGaming PLC * † #		1,207,253
223,807		Playtech Ltd. † #		1,385,738
378,718		Rank Group PLC * #		541,946
596,131		Sportingbet PLC * #		664,948
1,107,068		William Hill PLC #		3,127,569
				13,154,798

United States: 35.6%
41,083		Ameristar Casinos, Inc.		648,290
86,579		Bally Technologies, Inc. *		3,322,036
87,654		Boyd Gaming Corp. *		958,058
15,243		Churchill Downs, Inc.		586,855
65,797		Global Cash Access, Inc. *		480,976
471,286		International Game Technology		10,123,223
25,762		Isle of Capri Casinos, Inc. *		303,734
492,815		Las Vegas Sands Corp. * †		8,299,005
321,630		MGM Mirage *		3,872,425
17,921		Monarch Casino & Resort, Inc. *		192,830
107,335		Penn National Gaming, Inc. *		2,968,886
95,537		Pinnacle Entertainment, Inc. *		973,522
102,962		Scientific Games Corp. *		1,629,888
85,272		Shuffle Master, Inc. *		803,263
70,025		WMS Industries, Inc. *		3,120,315
109,665		Wynn Resorts Ltd. * †		7,774,152
				46,057,458

Total Common Stocks
(Cost: $100,620,591)				128,542,071

MONEY MARKET FUND: 0.1%
(Cost: $89,681)

		Dreyfus Government
89,681		Cash Management Fund		89,681

Total Investments Before Collateral
for Securities Loaned: 99.6%
(Cost: $100,710,272)				128,631,752

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 9.5%
		Dreyfus Government
12,303,101		Cash Management Fund		12,303,101

		Bank of New York
715		Institutional Cash Reserve Series B		120
Total Collateral
(Cost: $12,303,816)				12,303,221

Total Investments: 109.1%
(Cost: $113,014,088)				140,934,973
Liabilities in excess of other assets: (9.1)%				(11,715,897)
NET ASSETS: 100.0%				$129,219,076

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,717,159.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $80,486,119 which represents 62.3% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $113,025,595 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$30,265,883
Gross Unrealized Depreciation				(2,356,505)
Net Unrealized Appreciation				$27,909,378

Summary of Investments by Sector			% of
Excluding Collateral for Securities Loaned			Investments	Value
Casino Resorts			34.5%	$44,343,841
Gaming Technology			35.7	45,945,014
Horse Racing			3.1	3,983,611
Online Gaming			4.1	5,331,853
Sports Betting			22.5	28,937,752
Money Market Fund			0.1	89,681
			100.0%	$128,631,752

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Australia	$ -	$20,912,063	$ -	$20,912,063
Austria	-	2,125,518	-	2,125,518
China / Hong Kong	1,998,494	878,882	-	2,877,376
Greece	-	9,891,848	-	9,891,848
Italy	-	2,605,907	-	2,605,907
Japan	-	6,934,911	-	6,934,911
Malaysia	-	14,618,606	-	14,618,606
New Zealand	-	2,143,339	-	2,143,339
South Africa	-	2,327,914	-	2,327,914
South Korea	-	3,199,319	-	3,199,319
Sweden	-	1,693,014	-	1,693,014
United Kingdom	-	13,154,798	-	13,154,798
United States	46,057,458	-	-	46,057,458

Money Market Fund:
United States	12,392,902	-	-	12,392,902
Total	$60,448,854	$80,486,119	$ -	$140,934,973

See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments September 30, 2009 (unaudited)

Security Valuation -  Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 30, 2009

By  Bruce J. Smith,  Chief Financial Officer, Market Vectors ETF Trust

Date: November 30, 2009